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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2002

Check here if Amendment [   ]; Amendment Number:
This Amendment:  (Check only one:): [   ] is a restatement
                                    [   ] adds new holdings entries

Institutional Investment manager Filing this Report:

Name:    BILL & MELINDA GATES FOUNDATION
Address: 2365 CARILLON POINT
         KIRKLAND, WA 98033

Form 13F File number: 28-10098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  MICHAEL LARSON
Title: AUTHORIZED AGENT
Phone: (425) 889-7900

Signature, Place, and Date of Signing

    /s/ Michael Larson        Kirkland, Washington       November  13, 2002
   --------------------      ----------------------     --------------------
         [Signature]             [City, State]               [Date]

The authorized agent of the sole trustee of the Bill & Melinda Gates Foundation, Michael Larson, also exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. ("Cascade"), which are reported separately on Cascade's Form 13F report, File No. 28-05149.

Report Type (Check only one.):

[ X ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
Form 13F Information Table Entry Value:   27
Form 13F Information Table Value Total:   $1,824,726
                                          (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE








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                           FORM 13F INFORMATION TABLE
                            As of September 30, 2002


                                                                 AMOUNT AND TYPE OF                              VOTING AUTHORITY
                                                                     SECURITY
-----------------------------------------------------------------------------------------------------------------------------------
NAME OF ISSUER                TITLE OF CLASS CUSIP      VALUE    SHARES/PRN SH/PRN INVESTMENT    OTHER        SOLE    SHARED   NONE
                                                        (X1000)   AMOUNT           DISCRETION   MANAGERS
-----------------------------------------------------------------------------------------------------------------------------------

ABBOTT LABORATORIES           Common Stock   002824100   30,118    745,500  SH     SOLE          N/A        745,500
AUTONATION, INC.              Common Stock   05329W102   11,520  1,000,000  SH     SOLE          N/A      1,000,000
BP PLC                        Sponsored ADR  055622104   79,800  2,000,000  SH     SOLE          N/A      2,000,000
BRISTOL-MYERS SQUIBB CO.      Common Stock   110122108   22,051    926,500  SH     SOLE          N/A        926,500
CANADIAN NATIONAL RAILWAY CO. Common Stock   136375102   20,537    550,000  SH     SOLE          N/A        550,000
CARDINAL HEALTH INC.          Common Stock   14149Y108   57,535    925,000  SH     SOLE          N/A        925,000
CSX CORP                      Common Stock   126408103   15,828    600,000  SH     SOLE          N/A        600,000
COSTCO WHOLESALE CORP         Common Stock   22160K105   72,833  2,250,000  SH     SOLE          N/A      2,250,000
COX COMMUNICATIONS, INC.      Common Stock   224044107  230,553  9,375,900  SH     SOLE          N/A      9,375,900
DISNEY WALT CO.               Common Stock   254687106   30,280  2,000,000  SH     SOLE          N/A      2,000,000
DUKE ENERGY CORP              Common Stock   264399106   24,438  1,250,000  SH     SOLE          N/A      1,250,000
EXXON MOBIL CORP              Common Stock   30231G102   63,800  2,000,000  SH     SOLE          N/A      2,000,000
GREATER CHINA FUND            Common Stock   39167B102    4,060    510,700  SH     SOLE          N/A        510,700
HOME DEPOT                    Common Stock   437076102   26,100  1,000,000  SH     SOLE          N/A      1,000,000
JARDINE FLEMING INDIA FUND    Common Stock   471112102    1,753    276,100  SH     SOLE          N/A        276,100
JOHNSON & JOHNSON             Common Stock   478160104   77,578  1,434,500  SH     SOLE          N/A      1,434,500
LILLY (ELI) & CO              Common Stock   532457108  160,763  2,905,000  SH     SOLE          N/A      2,905,000
MERCK & CO                    Common Stock   589331107  135,530  2,965,000  SH     SOLE          N/A      2,965,000
MS INDIA INVESTMENT FUND INC. Common Stock   61745C105    4,634    541,321  SH     SOLE          N/A        541,321
PHARMACIA CORP                Common Stock   71713U102   23,931    615,500  SH     SOLE          N/A        615,500
PFIZER INC.                   Common Stock   717081103   86,537  2,982,000  SH     SOLE          N/A      2,982,000
S & P DEOPSITARY RECEIPTS     UNIT SER 1     78462F103  556,998  6,810,100  SH     SOLE          N/A      6,810,100
SCHERING PLOUGH CORP          Common Stock   806605101   14,924    700,000  SH     SOLE          N/A        700,000
SHAW COMMUNICATIONS INC.      Common Stock   82028K200      832    100,000  SH     SOLE          N/A        100,000
UNIVISION COMMUNICATIONS INC. Common Stock   914906102   22,800  1,000,000  SH     SOLE          N/A      1,000,000
WASTE MGMT, INC.              Common Stock   94106L109   28,800  1,235,000  SH     SOLE          N/A      1,235,000
WYETH                         Common Stock   983024100   20,193    635,000  SH     SOLE          N/A        635,000


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